Quarterly Holdings Report
for
Fidelity® SAI High Income Fund
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SAH-NPRT3-0324
1.9901446.102
Corporate Bonds - 84.7%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.8%
Broadcasting - 1.2%
DISH Network Corp.:
0% 12/15/25	1,986,000	1,413,039
2.375% 3/15/24	10,435,000	10,193,952
3.375% 8/15/26	14,390,000	8,346,200
		19,953,191
Energy - 0.1%
NextEra Energy Partners LP 2.5% 6/15/26 (b)	1,294,000	1,161,365
Homebuilders/Real Estate - 0.2%
Redfin Corp. 0.5% 4/1/27	4,622,000	2,848,393
Services - 0.0%
Uber Technologies, Inc. 0.875% 12/1/28 (b)	70,000	77,980
Technology - 0.2%
Seagate HDD Cayman 3.5% 6/1/28 (b)	1,580,000	1,899,160
Western Digital Corp. 3% 11/15/28 (b)	1,420,000	1,841,740
		3,740,900
Utilities - 0.1%
PG&E Corp. 4.25% 12/1/27 (b)	1,502,000	1,528,285
TOTAL CONVERTIBLE BONDS		29,310,114
Nonconvertible Bonds - 82.9%
Aerospace - 2.0%
Bombardier, Inc.:
7.875% 4/15/27 (b)	4,324,000	4,318,468
8.75% 11/15/30 (b)	1,250,000	1,311,823
BWX Technologies, Inc. 4.125% 6/30/28 (b)	4,425,000	4,154,279
Howmet Aerospace, Inc.:
5.9% 2/1/27	730,000	740,678
6.875% 5/1/25	730,000	741,979
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)	280,000	239,061
4.625% 3/1/28 (b)	820,000	755,625
Moog, Inc. 4.25% 12/15/27 (b)	220,000	205,990
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	1,145,000	1,201,747
TransDigm, Inc.:
4.625% 1/15/29	4,090,000	3,824,436
5.5% 11/15/27	4,220,000	4,119,775
6.25% 3/15/26 (b)	2,055,000	2,041,024
6.75% 8/15/28 (b)	2,050,000	2,080,750
6.875% 12/15/30 (b)	3,840,000	3,929,894
7.125% 12/1/31 (b)	885,000	922,414
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	790,000	669,422
		31,257,365
Air Transportation - 1.1%
Air Canada 3.875% 8/15/26 (b)	1,075,000	1,022,410
American Airlines, Inc.:
7.25% 2/15/28 (b)	685,000	694,289
8.5% 5/15/29 (b)	1,465,000	1,552,919
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	3,393,750	3,356,456
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)	885,000	832,697
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	511,000	511,765
Rand Parent LLC 8.5% 2/15/30 (b)	8,638,000	8,552,185
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	1,720,000	1,122,300
		17,645,021
Automotive - 0.2%
Ford Motor Co.:
6.1% 8/19/32	1,610,000	1,613,330
7.4% 11/1/46	585,000	634,453
Ford Motor Credit Co. LLC 3.625% 6/17/31	1,665,000	1,432,754
		3,680,537
Automotive & Auto Parts - 1.7%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	445,000	454,960
Dana, Inc.:
4.25% 9/1/30	590,000	515,878
5.375% 11/15/27	395,000	385,481
Ford Motor Co.:
3.25% 2/12/32	1,470,000	1,216,899
5.291% 12/8/46	295,000	261,124
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2984% 3/6/26 (c)(d)	1,865,000	1,913,318
2.9% 2/10/29	1,060,000	930,192
4% 11/13/30	725,000	646,629
4.95% 5/28/27	1,905,000	1,864,309
6.95% 3/6/26	5,465,000	5,587,696
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(c)	295,000	288,398
LCM Investments Holdings 8.25% 8/1/31 (b)	785,000	805,677
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	2,535,000	2,630,240
8.375% 5/1/28 (b)	1,605,000	1,685,972
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)	2,885,000	1,392,013
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(d)	985,000	986,982
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	2,070,000	2,137,896
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	1,750,000	1,723,209
6.875% 4/14/28 (b)	810,000	834,379
7.125% 4/14/30 (b)	810,000	854,529
		27,115,781
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
5.75% 11/20/25	1,514,000	1,518,102
6.7% 2/14/33	3,380,000	3,392,990
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	2,015,000	1,842,100
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)	585,000	496,554
UniCredit SpA:
5.459% 6/30/35 (b)(c)	2,591,000	2,429,889
5.861% 6/19/32 (b)(c)	945,000	926,062
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	4,134,000	2,992,189
7.875% 5/1/27 (b)	590,000	498,550
Western Alliance Bancorp. 3% 6/15/31 (c)	2,935,000	2,612,150
		16,708,586
Broadcasting - 1.8%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)	1,700,000	1,601,046
7.5% 6/1/29 (b)	1,570,000	1,297,197
9% 9/15/28 (b)	2,690,000	2,796,437
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(e)	12,645,000	837,731
DISH Network Corp. 11.75% 11/15/27 (b)	2,765,000	2,885,847
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)	224,000	172,596
Sirius XM Radio, Inc.:
4% 7/15/28 (b)	4,190,000	3,804,973
4.125% 7/1/30 (b)	4,645,000	4,064,375
5.5% 7/1/29 (b)	1,515,000	1,439,250
TEGNA, Inc.:
4.625% 3/15/28	1,165,000	1,086,596
5% 9/15/29	1,395,000	1,288,394
Univision Communications, Inc.:
4.5% 5/1/29 (b)	130,000	115,521
6.625% 6/1/27 (b)	2,985,000	2,952,718
7.375% 6/30/30 (b)	2,750,000	2,696,106
8% 8/15/28 (b)	1,215,000	1,236,348
		28,275,135
Building Materials - 1.1%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	350,000	337,064
6.375% 6/15/30 (b)	1,330,000	1,341,012
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	395,000	405,629
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	1,565,000	1,587,926
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	3,750,000	3,353,416
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	4,215,000	4,212,429
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)	1,765,000	1,708,805
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)	575,000	604,073
SRS Distribution, Inc. 6% 12/1/29 (b)	2,595,000	2,426,325
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	1,235,000	1,283,075
		17,259,754
Cable/Satellite TV - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	5,510,000	4,658,960
4.25% 1/15/34 (b)	2,840,000	2,258,091
4.5% 8/15/30 (b)	2,435,000	2,117,623
4.5% 5/1/32	5,889,000	4,912,956
4.5% 6/1/33 (b)	5,460,000	4,478,272
4.75% 2/1/32 (b)	3,890,000	3,336,686
5.5% 5/1/26 (b)	135,000	133,760
CSC Holdings LLC:
4.125% 12/1/30 (b)	3,145,000	2,272,263
4.5% 11/15/31 (b)	745,000	534,576
4.625% 12/1/30 (b)	3,450,000	1,763,401
5.25% 6/1/24	869,000	867,872
5.375% 2/1/28 (b)	3,125,000	2,684,641
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	720,000	684,497
DISH DBS Corp. 5.75% 12/1/28 (b)	2,730,000	1,836,539
Dolya Holdco 18 DAC 5% 7/15/28 (b)	720,000	679,067
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	1,400,000	1,337,000
Ziggo BV 4.875% 1/15/30 (b)	1,730,000	1,546,809
		36,103,013
Capital Goods - 0.9%
Mueller Water Products, Inc. 4% 6/15/29 (b)	2,785,000	2,519,622
Regal Rexnord Corp.:
6.05% 2/15/26 (b)	1,940,000	1,960,648
6.3% 2/15/30 (b)	1,310,000	1,346,536
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	6,195,000	5,973,303
Vertical Holdco GmbH 7.625% 7/15/28 (b)	2,560,000	2,537,982
		14,338,091
Chemicals - 4.4%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	730,000	760,368
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	3,015,000	2,841,638
Element Solutions, Inc. 3.875% 9/1/28 (b)	1,420,000	1,297,241
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)	705,000	741,131
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)	2,107,250	1,749,018
LSB Industries, Inc. 6.25% 10/15/28 (b)	1,210,000	1,149,008
Methanex Corp.:
5.125% 10/15/27	4,425,000	4,269,521
5.25% 12/15/29	1,430,000	1,365,954
5.65% 12/1/44	4,210,000	3,539,525
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	4,555,000	3,831,733
4.875% 6/1/24 (b)	815,000	810,916
5% 5/1/25 (b)	200,000	195,000
5.25% 6/1/27 (b)	5,190,000	4,826,460
8.5% 11/15/28 (b)	990,000	1,036,015
Nufarm Australia Ltd. 5% 1/27/30 (b)	4,635,000	4,241,303
Olin Corp. 5% 2/1/30	3,740,000	3,526,590
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	3,270,000	2,984,529
6.25% 10/1/29 (b)	3,140,000	2,874,204
9.75% 11/15/28 (b)	6,305,000	6,670,529
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	690,000	640,720
6.625% 5/1/29 (b)	2,144,000	1,947,511
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	3,235,000	3,144,706
The Chemours Co. LLC:
4.625% 11/15/29 (b)	1,330,000	1,155,226
5.375% 5/15/27	710,000	690,665
5.75% 11/15/28 (b)	3,530,000	3,329,479
TPC Group, Inc. 13% 12/16/27 (b)	1,702,071	1,729,821
Tronox, Inc. 4.625% 3/15/29 (b)	4,550,000	4,017,222
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	5,025,000	4,430,693
7.375% 3/1/31 (b)	595,000	606,198
		70,402,924
Consumer Products - 0.8%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	395,000	389,159
Kohl's Corp. 4.25% 7/17/25	190,000	184,538
Mattel, Inc.:
3.375% 4/1/26 (b)	2,370,000	2,261,270
5.45% 11/1/41	585,000	525,624
Newell Brands, Inc.:
4.7% 4/1/26	730,000	710,632
6.375% 9/15/27	730,000	717,012
6.5% 4/1/46 (f)	585,000	471,887
6.625% 9/15/29	820,000	795,016
The Scotts Miracle-Gro Co.:
4% 4/1/31	295,000	246,724
4.375% 2/1/32	435,000	362,170
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	2,595,000	2,367,938
10.5% 5/15/29 (b)	2,928,000	2,649,840
Windsor Holdings III, LLC 8.5% 6/15/30 (b)	1,825,000	1,878,845
		13,560,655
Containers - 1.7%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)	4,052,000	1,957,886
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 4/30/25 (b)	200,000	195,765
5.25% 8/15/27 (b)	2,688,000	2,010,147
5.25% 8/15/27 (b)	5,231,000	3,911,861
Ball Corp.:
2.875% 8/15/30	730,000	622,216
4.875% 3/15/26	2,190,000	2,162,598
6% 6/15/29	975,000	984,673
Berry Global, Inc. 4.875% 7/15/26 (b)	1,170,000	1,150,930
BWAY Holding Co. 7.875% 8/15/26 (b)	2,190,000	2,212,891
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	940,000	838,983
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	1,325,000	1,183,841
LABL, Inc.:
5.875% 11/1/28 (b)	450,000	402,891
6.75% 7/15/26 (b)	680,000	661,494
9.5% 11/1/28 (b)	300,000	299,222
10.5% 7/15/27 (b)	964,000	921,721
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	765,000	768,879
Sealed Air Corp. 5% 4/15/29 (b)	3,690,000	3,539,045
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)	825,000	827,924
7.25% 2/15/31 (b)	1,425,000	1,489,753
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	180,000	175,636
8.5% 8/15/27 (b)	265,000	259,135
		26,577,491
Diversified Financial Services - 4.7%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	1,500,000	1,497,849
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	280,000	229,488
3.625% 10/1/31 (b)	2,610,000	1,957,479
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	3,720,000	3,757,460
FLY Leasing Ltd. 7% 10/15/24 (b)	573,000	546,682
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	1,910,000	2,014,643
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	1,385,000	1,409,032
8% 2/15/27 (b)	3,565,000	3,672,770
8% 6/15/28 (b)	3,860,000	4,017,098
Gn Bondco LLC 9.5% 10/15/31 (b)	1,115,000	1,099,669
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)	3,255,000	3,381,359
Hightower Holding LLC 6.75% 4/15/29 (b)	2,235,000	2,030,771
HTA Group Ltd. 7% 12/18/25 (b)	7,267,000	7,160,266
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	5,240,000	4,379,120
5.25% 5/15/27	12,580,000	11,306,275
6.25% 5/15/26	4,110,000	3,937,814
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	520,000	469,458
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	2,550,000	2,282,550
LPL Holdings, Inc. 4.375% 5/15/31 (b)	730,000	663,563
MSCI, Inc. 3.625% 9/1/30 (b)	2,905,000	2,608,574
OneMain Finance Corp.:
3.5% 1/15/27	4,920,000	4,501,452
3.875% 9/15/28	5,843,000	5,127,788
6.875% 3/15/25	290,000	291,088
7.125% 3/15/26	3,225,000	3,268,968
9% 1/15/29	330,000	347,575
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)	1,880,000	1,767,200
SLM Corp. 4.2% 10/29/25	765,000	743,599
		74,469,590
Diversified Media - 0.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	3,245,000	3,051,667
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)	2,295,000	2,404,173
		5,455,840
Energy - 13.5%
Altus Midstream LP:
5.875% 6/15/30 (b)	2,270,000	2,229,719
6.625% 12/15/28 (b)	2,335,000	2,366,978
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)	730,000	724,574
7.875% 5/15/26 (b)	730,000	746,946
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	4,505,000	4,170,560
California Resources Corp. 7.125% 2/1/26 (b)	1,020,000	1,031,744
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	1,180,000	1,182,950
CGG SA 8.75% 4/1/27 (b)	3,380,000	2,978,152
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	3,110,000	3,104,550
8.375% 1/15/29 (b)	1,000,000	1,038,967
CNX Midstream Partners LP 4.75% 4/15/30 (b)	345,000	300,635
CNX Resources Corp. 7.375% 1/15/31 (b)	855,000	868,302
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	1,910,000	1,655,119
6.75% 3/1/29 (b)	2,280,000	2,093,608
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	1,895,000	1,942,505
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	3,265,000	3,224,416
5.625% 10/15/25 (b)	395,000	393,061
CVR Energy, Inc.:
5.25% 2/15/25 (b)	5,048,000	5,041,690
5.75% 2/15/28 (b)	4,910,000	4,535,956
8.5% 1/15/29 (b)	3,230,000	3,234,038
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
6.75% 5/15/25	130,000	128,604
7.125% 6/1/28 (b)	4,740,000	4,516,412
DT Midstream, Inc.:
4.125% 6/15/29 (b)	575,000	528,280
4.375% 6/15/31 (b)	195,000	174,675
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	1,380,000	1,373,597
Energean PLC 6.5% 4/30/27 (b)	1,000,000	896,563
Energy Transfer LP:
5.625% 5/1/27 (b)	11,085,000	11,063,939
5.75% 4/1/25	2,535,000	2,533,834
6% 2/1/29 (b)	995,000	999,846
7.375% 2/1/31 (b)	1,355,000	1,424,295
EnLink Midstream LLC:
5.625% 1/15/28 (b)	1,265,000	1,250,346
6.5% 9/1/30 (b)	4,430,000	4,520,678
EnLink Midstream Partners LP 4.85% 7/15/26	1,210,000	1,181,541
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	600,000	559,329
6% 7/1/25 (b)	185,000	184,603
6.5% 7/1/27 (b)	610,000	617,443
6.5% 7/15/48	300,000	309,592
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29	3,538,000	3,476,085
8.25% 1/15/32 (b)	450,000	461,584
Harbour Energy PLC 5.5% 10/15/26 (b)	190,000	185,369
Harvest Midstream I LP 7.5% 9/1/28 (b)	3,565,000	3,601,024
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	1,030,000	947,447
5.125% 6/15/28 (b)	1,650,000	1,600,623
5.5% 10/15/30 (b)	580,000	566,950
5.625% 2/15/26 (b)	3,510,000	3,487,887
HF Sinclair Corp. 5% 2/1/28 (b)	3,270,000	3,173,596
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	3,210,000	3,371,367
Jonah Energy Parent LLC 12% 11/5/25 (g)(h)	4,515,379	4,775,013
Nabors Industries, Inc. 9.125% 1/31/30 (b)	380,000	386,669
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	13,885,000	13,452,170
6.75% 9/15/25 (b)	8,280,000	8,181,064
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)	2,055,000	2,091,590
NGL Energy Partners LP:
8.125% 2/15/29 (b)	790,000	793,973
8.375% 2/15/32 (b)	790,000	795,821
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	2,370,000	2,406,891
8.75% 6/15/31 (b)	760,000	794,319
Occidental Petroleum Corp.:
4.2% 3/15/48	735,000	567,145
4.4% 4/15/46	2,055,000	1,685,068
4.4% 8/15/49	980,000	729,277
4.5% 7/15/44	1,705,000	1,347,683
6.125% 1/1/31	2,235,000	2,320,042
6.45% 9/15/36	1,685,000	1,797,474
6.625% 9/1/30	2,750,000	2,925,725
7.5% 5/1/31	2,590,000	2,883,797
7.95% 6/15/39	365,000	426,198
8.875% 7/15/30	2,520,000	2,954,186
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	5,325,000	5,515,742
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	2,150,000	2,112,375
7% 1/15/32 (b)	530,000	547,173
7.75% 2/15/26 (b)	1,150,000	1,168,397
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	2,185,000	2,040,227
4.95% 7/15/29 (b)	3,370,000	3,221,845
6.875% 4/15/40 (b)	330,000	327,016
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	740,000	769,963
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,000,000	1,025,475
SM Energy Co. 5.625% 6/1/25	1,915,000	1,896,447
Southwestern Energy Co. 4.75% 2/1/32	3,505,000	3,242,682
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	275,000	272,770
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	2,420,000	2,008,600
11.75% 10/1/28 (b)	500,000	434,978
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	2,585,000	2,408,305
5.875% 3/15/28	2,780,000	2,762,666
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	2,010,000	1,821,683
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	4,530,000	4,360,895
6% 3/1/27 (b)	2,876,000	2,829,265
6% 12/31/30 (b)	5,570,000	5,177,371
6% 9/1/31 (b)	4,265,000	3,928,461
Talos Production, Inc.:
9% 2/1/29 (b)(i)	680,000	689,073
9.375% 2/1/31 (b)(i)	950,000	971,402
Teine Energy Ltd. 6.875% 4/15/29 (b)	395,000	374,654
Transocean Aquila Ltd. 8% 9/30/28 (b)	510,000	518,555
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	1,027,500	1,027,603
Transocean, Inc.:
7.5% 1/15/26 (b)	1,479,000	1,464,240
8% 2/1/27 (b)	4,389,000	4,354,239
8.75% 2/15/30 (b)	1,705,250	1,767,185
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 6.875% 4/1/26	1,560,000	1,550,838
Valaris Ltd. 8.375% 4/30/30 (b)	3,400,000	3,485,884
Viper Energy, Inc. 7.375% 11/1/31 (b)	570,000	589,018
Western Gas Partners LP:
5.25% 2/1/50	1,470,000	1,313,777
5.3% 3/1/48	735,000	644,376
5.5% 8/15/48	440,000	389,552
		214,326,816
Environmental - 1.2%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	690,000	699,013
Covanta Holding Corp. 4.875% 12/1/29 (b)	2,860,000	2,470,156
Darling Ingredients, Inc. 6% 6/15/30 (b)	1,345,000	1,336,704
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	1,460,000	1,420,002
5.125% 12/15/26 (b)	1,460,000	1,425,443
6.75% 1/15/31 (b)	305,000	311,947
Madison IAQ LLC:
4.125% 6/30/28 (b)	3,540,000	3,252,900
5.875% 6/30/29 (b)	2,700,000	2,399,193
Stericycle, Inc.:
3.875% 1/15/29 (b)	5,170,000	4,699,685
5.375% 7/15/24 (b)	990,000	984,347
		18,999,390
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	395,000	375,206
3.5% 3/15/29 (b)	3,410,000	3,080,950
4.875% 2/15/30 (b)	3,585,000	3,426,314
BellRing Brands, Inc. 7% 3/15/30 (b)	585,000	598,935
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	5,715,000	2,127,147
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	1,315,000	1,134,266
Parkland Corp.:
4.5% 10/1/29 (b)	980,000	901,215
4.625% 5/1/30 (b)	4,735,000	4,362,450
		16,006,483
Food/Beverage/Tobacco - 2.0%
C&S Group Enterprises LLC 5% 12/15/28 (b)	3,320,000	2,696,172
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)	585,000	547,478
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(i)	1,455,000	1,455,000
KeHE Distributor / Nextwave 9% 2/15/29 (b)(i)	2,785,000	2,810,130
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	4,645,000	4,238,677
4.375% 1/31/32 (b)	735,000	659,603
Performance Food Group, Inc. 5.5% 10/15/27 (b)	335,000	326,725
Pilgrim's Pride Corp.:
3.5% 3/1/32	730,000	615,981
4.25% 4/15/31	865,000	779,175
Post Holdings, Inc.:
4.625% 4/15/30 (b)	2,035,000	1,871,485
5.5% 12/15/29 (b)	2,055,000	1,986,386
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)	1,815,000	1,652,380
TreeHouse Foods, Inc. 4% 9/1/28	1,265,000	1,128,380
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	6,845,000	5,901,816
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	1,725,000	1,607,843
4.75% 2/15/29 (b)	1,695,000	1,608,161
6.875% 9/15/28 (b)	1,000,000	1,026,590
United Natural Foods, Inc. 6.75% 10/15/28 (b)	295,000	247,800
		31,159,782
Gaming - 1.9%
Affinity Interactive 6.875% 12/15/27 (b)	4,930,000	4,461,386
Caesars Entertainment, Inc.:
6.5% 2/15/32 (b)(i)	3,155,000	3,189,898
8.125% 7/1/27 (b)	3,309,000	3,395,848
Caesars Resort Collection LLC 5.75% 7/1/25 (b)	2,780,000	2,785,349
Carnival Corp. 10.5% 6/1/30 (b)	3,840,000	4,216,282
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)	2,845,000	2,557,789
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	795,000	791,431
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	2,005,000	2,007,510
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	2,000,000	1,897,640
Light & Wonder International, Inc. 7.5% 9/1/31 (b)	1,200,000	1,248,662
Station Casinos LLC 4.5% 2/15/28 (b)	390,000	366,610
Transocean, Inc. 7.25% 11/1/25 (b)	1,690,000	1,673,100
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	1,465,000	1,333,238
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	735,000	757,953
		30,682,696
Healthcare - 7.0%
1375209 BC Ltd. 9% 1/30/28 (b)	2,883,000	2,796,510
180 Medical, Inc. 3.875% 10/15/29 (b)	1,435,000	1,282,661
AdaptHealth LLC 5.125% 3/1/30 (b)	3,373,000	2,637,517
AMN Healthcare 4% 4/15/29 (b)	925,000	839,493
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	1,830,000	1,661,077
4.625% 7/15/28 (b)	280,000	266,571
Bausch Health Companies, Inc.:
5.5% 11/1/25 (b)	3,913,000	3,596,027
9% 12/15/25 (b)	400,000	377,525
Cano Health, Inc. 6.25% 10/1/28 (b)	1,350,000	104,625
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,295,000	1,138,059
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,300,000	1,182,312
4% 3/15/31 (b)	1,310,000	1,164,236
4.25% 5/1/28 (b)	385,000	363,706
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	5,555,000	4,409,837
5.25% 5/15/30 (b)	13,300,000	11,011,379
5.625% 3/15/27 (b)	5,010,000	4,628,157
6% 1/15/29 (b)	3,400,000	3,072,002
6.125% 4/1/30 (b)	4,094,000	2,664,674
6.875% 4/15/29 (b)	5,995,000	4,076,600
8% 3/15/26 (b)	190,000	187,267
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	3,610,000	3,289,829
DaVita, Inc.:
3.75% 2/15/31 (b)	1,180,000	972,779
4.625% 6/1/30 (b)	5,865,000	5,189,197
Embecta Corp. 5% 2/15/30 (b)	1,180,000	965,570
Grifols SA 4.75% 10/15/28 (b)	2,780,000	2,390,967
HealthEquity, Inc. 4.5% 10/1/29 (b)	1,595,000	1,489,171
Hologic, Inc. 3.25% 2/15/29 (b)	765,000	687,878
IQVIA, Inc.:
5% 10/15/26 (b)	295,000	288,511
6.5% 5/15/30 (b)	1,525,000	1,555,607
Jazz Securities DAC 4.375% 1/15/29 (b)	2,600,000	2,398,197
Medline Borrower LP 3.875% 4/1/29 (b)	730,000	660,945
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	1,910,000	1,549,602
Modivcare, Inc. 5.875% 11/15/25 (b)	2,840,000	2,804,699
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	1,385,000	1,213,998
3.875% 5/15/32 (b)	785,000	671,923
Omega Healthcare Investors, Inc. 3.25% 4/15/33	4,404,000	3,555,428
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	4,990,000	4,565,599
5.125% 4/30/31 (b)	1,580,000	1,357,420
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	1,770,000	1,586,876
Regionalcare Hospital Partners 9.75% 12/1/26 (b)	1,560,000	1,557,289
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29 (b)	1,375,000	1,087,108
9.875% 8/15/30 (b)	1,810,000	1,850,852
11% 10/15/30 (b)	190,000	202,174
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	3,545,000	3,190,500
Teleflex, Inc. 4.25% 6/1/28 (b)	1,275,000	1,209,554
Tenet Healthcare Corp.:
4.25% 6/1/29	3,575,000	3,318,789
4.375% 1/15/30	3,385,000	3,132,205
6.125% 10/1/28	3,245,000	3,233,058
6.125% 6/15/30	4,165,000	4,163,448
6.25% 2/1/27	1,255,000	1,251,282
6.75% 5/15/31 (b)	480,000	490,962
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	1,775,000	1,651,268
7.875% 9/15/29	250,000	269,663
8.125% 9/15/31	450,000	494,260
		111,756,843
Homebuilders/Real Estate - 3.4%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	1,194,400	1,079,439
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	2,060,000	1,854,124
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)	1,270,000	1,160,463
Greystar Real Estate Partners 7.75% 9/1/30 (b)	750,000	788,303
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	1,270,000	1,180,223
6% 4/15/25 (b)	660,000	654,314
8% 6/15/27 (b)	695,000	719,752
Howard Hughes Corp.:
4.125% 2/1/29 (b)	1,830,000	1,650,381
4.375% 2/1/31 (b)	995,000	861,276
Kennedy-Wilson, Inc. 4.75% 2/1/30	2,080,000	1,689,189
LGI Homes, Inc.:
4% 7/15/29 (b)	965,000	825,673
8.75% 12/15/28 (b)	275,000	290,318
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	8,090,000	4,959,482
4.625% 8/1/29	3,025,000	2,045,393
5% 10/15/27	9,650,000	7,303,975
5.25% 8/1/26	2,435,000	2,059,946
Railworks Holdings LP 8.25% 11/15/28 (b)	3,585,000	3,574,723
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	43,000	31,820
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	34,000	23,905
Rithm Capital Corp. 6.25% 10/15/25 (b)	852,000	842,040
Safehold Operating Partnership LP 2.8% 6/15/31	2,200,000	1,830,998
Starwood Property Trust, Inc. 3.75% 12/31/24 (b)	1,150,000	1,123,763
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	535,000	509,556
TopBuild Corp. 4.125% 2/15/32 (b)	1,320,000	1,153,429
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	40,000	39,980
TRI Pointe Homes, Inc. 5.7% 6/15/28	295,000	290,138
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	9,420,000	8,028,218
6.5% 2/15/29 (b)	6,155,000	4,341,693
10.5% 2/15/28 (b)	2,930,000	2,982,596
		53,895,110
Hotels - 0.6%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	4,305,000	3,695,759
4% 5/1/31 (b)	2,055,000	1,847,048
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	3,305,000	3,311,963
Lindblad Expeditions LLC 6.75% 2/15/27 (b)	395,000	391,571
		9,246,341
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	585,000	524,565
8.25% 2/1/29 (b)	830,000	832,127
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
6.75% 10/15/27 (b)	740,000	722,477
6.75% 4/15/28 (b)	735,000	741,785
7% 1/15/31 (b)	515,000	520,459
AmWINS Group, Inc. 4.875% 6/30/29 (b)	2,045,000	1,908,696
AssuredPartners, Inc. 5.625% 1/15/29 (b)	2,915,000	2,752,974
HUB International Ltd. 7.25% 6/15/30 (b)	1,965,000	2,021,331
National Financial Partners Corp. 8.5% 10/1/31 (b)	1,000,000	1,100,415
USI, Inc. 7.5% 1/15/32 (b)	945,000	957,994
		12,082,823
Leisure - 3.0%
Carnival Corp.:
5.75% 3/1/27 (b)	5,055,000	4,986,625
6% 5/1/29 (b)	3,000,000	2,906,630
6.65% 1/15/28	670,000	651,031
7% 8/15/29 (b)	760,000	790,341
7.625% 3/1/26 (b)	5,230,000	5,312,524
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	645,000	580,458
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	2,880,000	2,436,108
Merlin Entertainments Group 7.375% 2/15/31 (b)(i)	750,000	751,019
NCL Corp. Ltd.:
3.625% 12/15/24 (b)	3,090,000	3,026,941
5.875% 3/15/26 (b)	1,435,000	1,399,225
7.75% 2/15/29 (b)	3,690,000	3,725,426
NCL Finance Ltd. 6.125% 3/15/28 (b)	1,290,000	1,233,728
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (b)	5,935,000	5,727,371
5.375% 7/15/27 (b)	2,525,000	2,484,629
5.5% 8/31/26 (b)	4,420,000	4,375,200
5.5% 4/1/28 (b)	3,365,000	3,322,580
Viking Cruises Ltd. 9.125% 7/15/31 (b)	535,000	572,450
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	1,545,000	1,504,444
Voc Escrow Ltd. 5% 2/15/28 (b)	1,420,000	1,355,958
		47,142,688
Metals/Mining - 1.5%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	995,000	1,037,850
Constellium NV 5.875% 2/15/26 (b)	823,000	816,992
Eldorado Gold Corp. 6.25% 9/1/29 (b)	125,000	118,759
ERO Copper Corp. 6.5% 2/15/30 (b)	5,490,000	4,968,450
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	2,015,000	1,789,703
7.5% 4/1/25 (b)	530,000	514,826
8.625% 6/1/31 (b)	1,625,000	1,491,953
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	730,000	656,995
4.5% 9/15/27 (b)	850,000	817,193
Howmet Aerospace, Inc. 5.95% 2/1/37	295,000	303,806
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	1,485,000	1,438,971
Mineral Resources Ltd.:
8% 11/1/27 (b)	1,980,000	2,024,873
8.5% 5/1/30 (b)	2,110,000	2,170,788
9.25% 10/1/28 (b)	1,360,000	1,436,500
Novelis Corp.:
3.25% 11/15/26 (b)	445,000	416,664
3.875% 8/15/31 (b)	740,000	641,829
PMHC II, Inc. 9% 2/15/30 (b)	3,135,000	2,602,050
		23,248,202
Paper - 0.7%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)	2,875,000	2,577,800
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	1,040,000	842,890
6% 6/15/27 (b)	2,930,000	2,896,832
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,405,000	1,398,023
8.75% 4/15/30 (b)	2,250,000	2,137,390
Mercer International, Inc. 5.125% 2/1/29	950,000	815,596
		10,668,531
Publishing/Printing - 0.0%
Cimpress PLC 7% 6/15/26	660,000	650,100
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	1,265,000	1,190,474
4% 10/15/30 (b)	3,170,000	2,833,313
Garden SpinCo Corp. 8.625% 7/20/30 (b)	740,000	791,800
Yum! Brands, Inc.:
3.625% 3/15/31	735,000	653,886
4.625% 1/31/32	3,255,000	3,019,376
5.375% 4/1/32	585,000	568,938
		9,057,787
Services - 5.4%
AECOM 5.125% 3/15/27	1,240,000	1,218,857
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	2,635,000	2,187,814
9.75% 7/15/27 (b)	4,932,000	4,822,464
APX Group, Inc.:
5.75% 7/15/29 (b)	1,525,000	1,448,284
6.75% 2/15/27 (b)	2,660,000	2,659,925
Aramark Services, Inc. 5% 2/1/28 (b)	760,000	734,410
Artera Services LLC 9.033% 12/4/25 (b)	8,158,000	8,317,818
ASGN, Inc. 4.625% 5/15/28 (b)	1,395,000	1,319,349
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	6,275,000	6,627,969
CoreCivic, Inc.:
4.75% 10/15/27	3,675,000	3,454,500
8.25% 4/15/26	4,528,000	4,641,200
CoreLogic, Inc. 4.5% 5/1/28 (b)	2,080,000	1,843,234
Fair Isaac Corp. 4% 6/15/28 (b)	3,295,000	3,068,488
Gartner, Inc. 3.625% 6/15/29 (b)	575,000	522,658
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)	6,364,000	6,258,596
Hertz Corp. 5% 12/1/29 (b)	395,000	312,161
Iron Mountain, Inc. 4.5% 2/15/31 (b)	730,000	654,550
Korn Ferry 4.625% 12/15/27 (b)	540,000	516,413
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)	3,166,000	3,166,000
Life Time, Inc.:
5.75% 1/15/26 (b)	2,651,000	2,620,840
8% 4/15/26 (b)	3,980,000	3,985,254
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	3,423,000	3,268,965
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	1,460,000	1,459,316
Service Corp. International:
4% 5/15/31	1,285,000	1,143,791
5.125% 6/1/29	810,000	790,763
Sotheby's 7.375% 10/15/27 (b)	1,700,000	1,633,737
The GEO Group, Inc.:
6% 4/15/26	490,000	471,504
9.5% 12/31/28 (b)	3,300,000	3,217,500
TriNet Group, Inc.:
3.5% 3/1/29 (b)	4,635,000	4,090,621
7.125% 8/15/31 (b)	875,000	893,483
Uber Technologies, Inc.:
4.5% 8/15/29 (b)	345,000	326,556
8% 11/1/26 (b)	4,365,000	4,444,513
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	3,885,000	3,734,728
		85,856,261
Steel - 0.2%
ATI, Inc. 7.25% 8/15/30	820,000	843,838
Commercial Metals Co.:
3.875% 2/15/31	880,000	776,095
4.125% 1/15/30	2,495,000	2,270,303
		3,890,236
Super Retail - 1.5%
Bath & Body Works, Inc. 6.694% 1/15/27	1,123,000	1,138,100
Carvana Co.:
4.875% 9/1/29 (b)	1,472,000	886,880
5.5% 4/15/27 (b)	1,312,000	961,040
5.875% 10/1/28 (b)	764,000	467,950
12% 12/1/28 pay-in-kind (b)(c)	1,621,000	1,440,032
13% 6/1/30 pay-in-kind (b)(c)	1,042,000	924,775
14% 6/1/31 pay-in-kind (b)(c)	1,638,000	1,460,375
EG Global Finance PLC 12% 11/30/28 (b)	4,370,000	4,619,003
Hanesbrands, Inc. 4.875% 5/15/26 (b)	395,000	380,947
LBM Acquisition LLC 6.25% 1/15/29 (b)	2,255,000	2,046,413
Levi Strauss & Co. 3.5% 3/1/31 (b)	1,245,000	1,077,361
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	2,095,000	1,645,562
7.875% 5/1/29 (b)	1,315,000	841,066
Nordstrom, Inc.:
4.25% 8/1/31	685,000	568,821
4.375% 4/1/30	435,000	377,441
Sally Holdings LLC 5.625% 12/1/25	1,605,000	1,591,284
Wolverine World Wide, Inc. 4% 8/15/29 (b)	4,356,000	3,510,065
		23,937,115
Technology - 5.6%
Acuris Finance U.S. 5% 5/1/28 (b)	5,535,000	4,838,088
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	3,665,000	3,463,425
Block, Inc.:
2.75% 6/1/26	730,000	683,282
3.5% 6/1/31	4,995,000	4,303,060
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	1,050,000	967,587
4.875% 7/1/29 (b)	1,065,000	994,221
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	210,000	196,084
9% 9/30/29 (b)	6,910,000	6,540,015
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	1,975,000	2,026,982
Coherent Corp. 5% 12/15/29 (b)	3,765,000	3,525,245
CommScope, Inc.:
4.75% 9/1/29 (b)	2,985,000	1,973,443
6% 3/1/26 (b)	445,000	385,450
Elastic NV 4.125% 7/15/29 (b)	2,363,000	2,143,929
Entegris, Inc.:
3.625% 5/1/29 (b)	1,200,000	1,082,412
4.75% 4/15/29 (b)	500,000	477,957
5.95% 6/15/30 (b)	4,125,000	4,074,578
Gartner, Inc. 4.5% 7/1/28 (b)	750,000	715,738
Gen Digital, Inc.:
5% 4/15/25 (b)	1,480,000	1,472,052
7.125% 9/30/30 (b)	740,000	767,668
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	4,760,000	4,309,704
5.25% 12/1/27 (b)	855,000	839,439
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	980,000	732,364
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	5,045,000	4,622,481
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	440,000	376,200
4.125% 8/1/30 (b)	930,000	836,777
McAfee Corp. 7.375% 2/15/30 (b)	1,380,000	1,250,573
MicroStrategy, Inc. 6.125% 6/15/28 (b)	3,765,000	3,591,998
NCR Atleos Corp. 9.5% 4/1/29 (b)	1,800,000	1,930,680
ON Semiconductor Corp. 3.875% 9/1/28 (b)	305,000	278,712
Open Text Corp.:
3.875% 2/15/28 (b)	1,590,000	1,476,871
3.875% 12/1/29 (b)	905,000	816,199
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	3,045,000	2,756,032
4.125% 12/1/31 (b)	3,020,000	2,681,978
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)	2,435,000	953,556
Roblox Corp. 3.875% 5/1/30 (b)	3,335,000	2,929,831
Seagate HDD Cayman:
5.75% 12/1/34	1,955,000	1,894,649
8.25% 12/15/29 (b)	715,000	769,827
8.5% 7/15/31 (b)	875,000	950,569
Sensata Technologies BV:
4% 4/15/29 (b)	2,060,000	1,886,058
5% 10/1/25 (b)	295,000	293,665
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	735,000	638,037
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	595,000	584,075
TTM Technologies, Inc. 4% 3/1/29 (b)	4,365,000	3,934,566
UKG, Inc. 6.875% 2/1/31 (b)	1,955,000	1,976,994
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	1,197,000	1,022,887
Virtusa Corp. 7.125% 12/15/28 (b)	795,000	697,151
VM Consolidated, Inc. 5.5% 4/15/29 (b)	400,000	381,528
Western Digital Corp.:
2.85% 2/1/29	3,130,000	2,676,423
3.1% 2/1/32	1,300,000	1,033,883
		89,754,923
Telecommunications - 5.3%
Altice Financing SA:
5% 1/15/28 (b)	1,650,000	1,482,744
5.75% 8/15/29 (b)	10,820,000	9,429,375
Altice France Holding SA 6% 2/15/28 (b)	5,700,000	2,544,602
Altice France SA:
5.125% 1/15/29 (b)	6,685,000	4,934,025
5.125% 7/15/29 (b)	7,525,000	5,501,488
5.5% 1/15/28 (b)	1,915,000	1,495,160
5.5% 10/15/29 (b)	30,000	22,103
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	6,817,000	6,437,089
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	2,405,000	2,154,628
5.625% 9/15/28 (b)	2,530,000	2,137,850
Consolidated Communications, Inc. 5% 10/1/28 (b)	2,005,000	1,641,584
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,495,000	1,379,700
5.875% 10/15/27 (b)	1,760,000	1,692,822
5.875% 11/1/29	2,365,000	2,004,066
8.75% 5/15/30 (b)	2,675,000	2,740,249
IHS Netherlands Holdco BV 8% 9/18/27 (b)	920,000	842,088
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	2,815,000	2,659,037
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	1,355,000	1,192,481
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)(h)	4,705,000	2,493,650
4.25% 7/1/28 (b)(h)	1,950,000	1,082,250
10.5% 5/15/30 (b)	3,258,000	3,241,710
Millicom International Cellular SA:
4.5% 4/27/31 (b)	2,230,000	1,859,263
5.125% 1/15/28 (b)	1,885,500	1,751,158
Sable International Finance Ltd. 5.75% 9/7/27 (b)	130,000	124,800
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)	1,715,000	1,587,558
Telecom Italia Capital SA:
6% 9/30/34	2,740,000	2,568,360
7.2% 7/18/36	1,625,000	1,631,718
7.721% 6/4/38	850,000	877,270
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	4,710,000	3,120,375
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	4,685,000	4,186,048
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	4,045,000	3,537,777
Windstream Escrow LLC 7.75% 8/15/28 (b)	2,960,000	2,595,221
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	4,275,000	3,250,850
		84,199,099
Textiles/Apparel - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)	970,000	826,797
Foot Locker, Inc. 4% 10/1/29 (b)	585,000	494,161
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	1,230,000	1,116,483
Victoria's Secret & Co. 4.625% 7/15/29 (b)	1,110,000	938,482
		3,375,923
Transportation Ex Air/Rail - 0.8%
Golar LNG Ltd. 7% 10/20/25 (b)	3,344,000	3,305,577
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)	810,000	806,493
Seaspan Corp. 5.5% 8/1/29 (b)	4,278,000	3,641,904
XPO, Inc.:
6.25% 6/1/28 (b)	460,000	460,550
7.125% 6/1/31 (b)	760,000	778,301
7.125% 2/1/32 (b)	3,220,000	3,282,413
		12,275,238
Utilities - 2.7%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	3,795,000	3,289,627
3.75% 1/15/32 (b)	385,000	326,999
4.75% 3/15/28 (b)	1,280,000	1,218,691
DPL, Inc.:
4.125% 7/1/25	1,835,000	1,787,010
4.35% 4/15/29	245,000	226,893
EnLink Midstream Partners LP 4.15% 6/1/25	685,000	670,677
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,975,000	2,991,987
NextEra Energy Partners LP:
4.5% 9/15/27 (b)	905,000	849,828
7.25% 1/15/29 (b)	490,000	504,702
NRG Energy, Inc.:
3.375% 2/15/29 (b)	2,565,000	2,262,703
3.625% 2/15/31 (b)	930,000	797,701
5.25% 6/15/29 (b)	2,640,000	2,531,390
PG&E Corp. 5.25% 7/1/30	12,220,000	11,668,745
Pike Corp.:
5.5% 9/1/28 (b)	757,000	722,678
8.625% 1/31/31 (b)	4,805,000	5,083,277
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,395,000	2,320,260
5.5% 9/1/26 (b)	1,420,000	1,407,004
5.625% 2/15/27 (b)	2,700,000	2,659,659
7.75% 10/15/31 (b)	2,065,000	2,145,112
		43,464,943
TOTAL NONCONVERTIBLE BONDS		1,318,527,113
TOTAL CORPORATE BONDS (Cost $1,419,498,621)		1,347,837,227

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2485% 6/15/38 (b)(c)(d)	1,199,499	1,166,053
ELP Commercial Mortgage Trust floater Series 2021-ELP Class F, CME Term SOFR 1 Month Index + 2.780% 8.1155% 11/15/38 (b)(c)(d)	1,617,118	1,572,647
Extended Stay America Trust floater Series 2021-ESH Class F, CME Term SOFR 1 Month Index + 3.810% 9.1475% 7/15/38 (b)(c)(d)	634,837	631,663
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)	1,066,000	979,358
Merit floater Series 2021-STOR Class F, CME Term SOFR 1 Month Index + 2.310% 7.6485% 7/15/38 (b)(c)(d)	2,435,000	2,364,994
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,606,583)		6,714,715

Common Stocks - 4.1%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (j)	16,200	1,317,546
Capital Goods - 0.1%
Regal Rexnord Corp.	12,000	1,601,520
Energy - 1.2%
California Resources Corp. warrants 10/27/24 (j)	4,491	61,212
Mesquite Energy, Inc. (h)(j)	204,784	16,499,447
New Fortress Energy, Inc. (k)	73,000	2,425,790
TOTAL ENERGY		18,986,449
Food & Drug Retail - 2.0%
Southeastern Grocers, Inc. (g)(h)(j)	1,184,833	31,848,289
Healthcare - 0.2%
Centene Corp. (j)	37,100	2,794,001
Technology - 0.2%
Coherent Corp. (j)	46,800	2,224,872
MKS Instruments, Inc.	10,000	1,064,500
TOTAL TECHNOLOGY		3,289,372
Telecommunications - 0.3%
GTT Communications, Inc. (h)	89,354	3,139,006
Helios Towers PLC (j)	1,955,400	1,960,160
TOTAL TELECOMMUNICATIONS		5,099,166
TOTAL COMMON STOCKS (Cost $45,004,058)		64,936,343

Bank Loan Obligations - 5.3%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.1%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8239% 12/17/28 (c)(d)(l)	1,638,982	1,214,666
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4527% 8/24/26 (c)(d)(l)	2,325,660	2,198,470
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(d)(e)(l)	7,322,814	482,500
TOTAL BROADCASTING		2,680,970
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (c)(d)(l)	4,392,149	3,787,746
Chemicals - 0.5%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (c)(d)(l)	3,623,258	3,578,873
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0215% 3/15/29 (c)(d)(l)	3,395,000	3,246,469
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (c)(d)(l)	925,279	921,282
TOTAL CHEMICALS		7,746,624
Consumer Products - 0.2%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.8598% 9/24/28 (c)(d)(l)	2,291,753	2,274,083
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (c)(l)	190,000	98,800
TOTAL CONSUMER PRODUCTS		2,372,883
Energy - 0.3%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (c)(d)(l)	5,408,011	5,286,331
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(e)(h)(l)	3,800,000	0
term loan 3 month U.S. LIBOR + 0.000% 0% (d)(e)(h)(l)	1,620,000	0
TOTAL ENERGY		5,286,331
Healthcare - 0.1%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (c)(d)(l)	3,427,072	1,406,162
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8332% 11/6/30 (c)(d)(l)	133,583	133,788
Leisure - 1.1%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4511% 7/21/28 (c)(d)(l)	9,497,489	9,414,386
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6098% 9/18/26 (c)(d)(l)	6,617,317	6,521,366
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (c)(d)(l)	2,703,686	2,346,583
TOTAL LEISURE		18,282,335
Services - 1.3%
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 3/6/25 (c)(d)(l)	1,650,767	1,644,577
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1826% 12/10/29 (c)(d)(l)	1,000,000	921,880
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 12/10/28 (c)(d)(l)	4,665,942	4,567,444
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (c)(d)(l)	2,203,103	2,195,149
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 6/2/28 (c)(d)(l)	3,390,316	3,265,994
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(h)(l)	2,911,992	2,911,992
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (c)(d)(l)	6,094,974	5,423,552
TOTAL SERVICES		20,930,588
Super Retail - 0.6%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 3/5/28 (c)(d)(l)	3,006,181	2,995,389
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1826% 12/18/27 (c)(d)(l)	5,899,069	5,843,028
TOTAL SUPER RETAIL		8,838,417
Technology - 0.3%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5826% 2/15/29 (c)(d)(l)	1,983,376	1,953,626
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(h)(l)	68,008	68,008
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2027% 3/1/29 (c)(d)(l)	374,051	370,030
UKG, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6802% 5/4/26 (c)(d)(l)	1,340,195	1,339,913
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (c)(d)(l)	885,000	884,310
TOTAL TECHNOLOGY		4,615,887
Telecommunications - 0.4%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4481% 6/30/28 (c)(d)(l)	3,899,006	2,729,304
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4326% 12/30/27 (c)(d)(l)	4,805,686	4,289,075
TOTAL TELECOMMUNICATIONS		7,018,379
TOTAL BANK LOAN OBLIGATIONS (Cost $90,498,515)		84,314,776

Preferred Securities - 2.4%
	Principal Amount (a)	Value ($)
Air Transportation - 0.3%
AerCap Holdings NV 5.875% 10/10/79 (c)	4,410,000	4,380,154
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
4.7% (c)(m)	2,270,000	1,839,749
4.7% (c)(m)	2,715,000	2,063,400
Bank of America Corp. 5.875% (c)(m)	2,985,000	2,895,450
JPMorgan Chase & Co.:
4.6% (c)(m)	2,155,000	2,099,465
6.1% (c)(m)	2,980,000	2,983,543
Wells Fargo & Co. 5.9% (c)(m)	1,640,000	1,637,476
TOTAL BANKS & THRIFTS		13,519,083
Diversified Financial Services - 0.3%
Aircastle Ltd. 5.25% (b)(c)(m)	3,160,000	2,768,966
Charles Schwab Corp. 4% (c)(m)	1,910,000	1,585,591
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,354,557
Energy - 0.8%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (c)(d)(m)	7,855,000	7,686,690
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7562% (c)(d)(m)	1,630,000	1,528,125
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7513% (c)(d)(m)	3,950,000	3,905,674
TOTAL ENERGY		13,120,489
Services - 0.2%
Air Lease Corp. 4.125% (c)(m)	3,435,000	2,902,605
TOTAL PREFERRED SECURITIES (Cost $34,932,111)		38,276,888

Other - 1.3%
	Shares	Value ($)
Other - 1.3%
Fidelity Private Credit Central Fund LLC (g)(p) (Cost $19,345,767)	1,943,037	19,818,982

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (n)	13,254,636	13,257,287
Fidelity Securities Lending Cash Central Fund 5.39% (n)(o)	2,569,468	2,569,725
TOTAL MONEY MARKET FUNDS (Cost $15,827,012)		15,827,012

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,631,712,667)	1,577,725,943
NET OTHER ASSETS (LIABILITIES) - 0.8%	13,289,971
NET ASSETS - 100.0%	1,591,015,914

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,087,238,910 or 68.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,442,284 or 3.5% of net assets.

(h)	Level 3 security
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
(p)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	4/15/22 - 1/02/24	19,345,766

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	4,425,071

Southeastern Grocers, Inc.	6/25/21 - 4/01/22	22,540,546

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	80,986,531	303,901,790	371,631,034	1,975,602	-	-	13,257,287	0.0%
Fidelity Private Credit Central Fund LLC	16,775,367	19,673,886	17,147,506	1,696,229	-	517,235	19,818,982	2.9%
Fidelity Securities Lending Cash Central Fund 5.39%	246,600	10,550,805	8,227,680	1,606	-	-	2,569,725	0.0%
Total	98,008,498	334,126,481	397,006,220	3,673,437	-	517,235	35,645,994

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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